Lease Commitments	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Commitments	LEASES

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted. Certain leases include renewal options that are exercisable in the Company's sole discretion. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2021	December 31, 2020

Operating lease right of use assets	$416,383	$423,088

Current portion of operating lease liabilities	76,778	65,520
Non-current portion of operating lease liabilities	386,644	397,936
Total operating lease liabilities	$463,422	$463,456

Weighted average remaining lease term (years)	4.92	5.45
Weighted average discount rate	2.91%	2.95%

B.    For the years ended December 31, 2021 and 2020, cash payments against operating lease liabilities totaled approximately $87,604 and $80,846, and non-cash transactions to recognize operating assets and liabilities for new leases totaled approximately $58,103 and $127,060, respectively.

Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2021
2022	$88,923
2023	75,777
2024	52,734
2025	44,681
2026	40,354
2027 and thereafter	$263,174
Total lease payments	$565,643
Less imputed interest	102,221
Total	$463,422

C.    Lease expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $84,216, $79,419 and $77,880, respectively.

D.    New lease agreements were signed during 2021, but the commencement date had not initiated as of December 31, 2021 in Israel, the United Kingdom and the United States.
E. During 2020, the Company recognized a net gain of approximately $31,400 related to sale and lease back of buildings by one of the Company's subsidiaries in the U.S. This gain was recorded under "Other operating income, net".